Financial instruments by category (Details 3) - ARS ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement [Line Items]
Additions and acquisitions		$ 53,000,000
Transfer between levels		527,000,000
Currency translation adjustments	$ (4,000,000)	1,230,000,000
Write off		(2,383,000,000)
Gain / (loss) for the year	9,000,000	(749,000,000)
Derivative Financial Instruments [Member]
Statement [Line Items]
Additions and acquisitions		0
Transfer between levels		527,000,000
Currency translation adjustments	0	368,000,000
Write off		(916,000,000)
Gain / (loss) for the year	0	30,000,000
Derivative Financial Instruments [Member] | Forwards [Member]
Statement [Line Items]
Additions and acquisitions		0
Transfer between levels		0
Currency translation adjustments	0	(10,000,000)
Write off		0
Gain / (loss) for the year	0	84,000,000
Investments In Financial Assets [Member] | Private Companies Securities [Member]
Statement [Line Items]
Additions and acquisitions		53,000,000
Transfer between levels		0
Currency translation adjustments	0	714,000,000
Write off		0
Gain / (loss) for the year	0	(318,000,000)
Investments In Financial Assets [Member] | Total Others [Member]
Statement [Line Items]
Additions and acquisitions		0
Transfer between levels		0
Currency translation adjustments	(4,000,000)	158,000,000
Write off		(1,467,000,000)
Gain / (loss) for the year	$ 9,000,000	$ (545,000,000)